Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2017 contract vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 27, 2017	May 31, 2017	Aug. 31, 2014
Significant Accounting Policies [Line Items]
Ownership percentage		100.00%
Vessels and equipment, useful life		25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure | $		$ 80.1	$ 81.5	$ 59.5
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage		11.30%
Maximum
Significant Accounting Policies [Line Items]
Ownership percentage		50.00%
High-Q Joint Venture
Significant Accounting Policies [Line Items]
Number of vessels		1
Ownership percentage		50.00%
TIL
Significant Accounting Policies [Line Items]
Ownership percentage					11.30%
Charters In
Significant Accounting Policies [Line Items]
Number of vessels		1
Company's Fleet
Significant Accounting Policies [Line Items]
Number of vessels		58
Dry-Docking Activity | Minimum
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life		2 years 6 months
Dry-Docking Activity | Maximum
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life		5 years
IPO | Aframax Tankers
Significant Accounting Policies [Line Items]
Number of vessels		9
Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired							50.00%
Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired						50.00%
Capital Lease | Suezmax Tankers
Significant Accounting Policies [Line Items]
Number of vessels		4
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired							50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired						50.00%
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Number of sales-lease back financing arrangements | contract	4
Variable Interest Entity, Primary Beneficiary | Capital Lease | Suezmax Tankers
Significant Accounting Policies [Line Items]
Number of vessels	4
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired		50.00%		50.00%			50.00%
Percentage of assets, liabilities and results of business acquired						100.00%